Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and Allowances for Loan Losses
Impaired loans individually evaluated for impairment	$ 7,395	$ 8,478
Impaired loans were evaluated based on the fair value of the loan's collateral	3,000	3,800
Specific allowance related to impaired loans	615	1,194
Impaired loans with no reserve allocation	$ 2,576	$ 2,093
Impaired loans required no reserve allocation, percentage	35.00%	25.00%